Loans (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Total short term loans	$ 7,604,638	$ 8,180,428
Total loans	13,347,027	15,475,312
Less: short term loans and current portion of long term loans	11,809,449	10,867,111
Less: unamortized debt issuance costs	160,361	158,312
Long term loans - due over one year	1,377,217	4,449,889
Bank of Qingdao, Yantai Branch [Member]
Short-term Debt [Line Items]
Total short term loans		3,635,623
Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch [Member]
Short-term Debt [Line Items]
Total short term loans	3,014,296	4,362,748
Bank of China, Yantai Bonded Port Area Branch [Member]
Short-term Debt [Line Items]
Total short term loans	1,148,303	1,163,399
Huaxia Bank Co., Ltd., Yantai Xingfu Branch [Member]
Short-term Debt [Line Items]
Total short term loans		1,454,250
Qingdao Yikou Industrial Automation Equipment Co., Ltd. [Member]
Short-term Debt [Line Items]
Total short term loans	83,252	157,059
Qingdao Hongjiatai Machinery Engineering Co., Ltd. [Member]
Short-term Debt [Line Items]
Total short term loans		305,392
Yantai Guotai Investment Limited Company ("Yantai Guotai") [Member]
Short-term Debt [Line Items]
Total short term loans		727,125
Volkswagen Finance (China) Co., Ltd. [Member]
Short-term Debt [Line Items]
Total short term loans		10,455
Volkswagen Finance (China) Co., Ltd. One [Member]
Short-term Debt [Line Items]
Total loans		23,638
Qingdao Metro Finance Leasing Co., Ltd. [Member]
Short-term Debt [Line Items]
Total short term loans	4,306,138	3,635,623
Agricultural Bank of China, Yantai Laishan Branch [Member]
Short-term Debt [Line Items]
Total short term loans	1,291,841
Postal Savings Bank of China, Yantai Laishan Branch [Member]
Short-term Debt [Line Items]
Total short term loans	2,066,946
ZGC Sci-Tech Leasing Co., Ltd [Member]
Short-term Debt [Line Items]
Total loans	$ 1,436,251